Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 11,260	$ 61,988
Short-term bank deposits	47,367
Trade receivables (net of allowances for doubtful accounts amounted to $19 as of June 30, 2019 and December 31, 2018)	21,957	20,381
Inventories	702	251
Other accounts receivable and prepaid expenses	1,564	1,766
Total current assets	82,850	84,386
NON- CURRENT ASSETS:
Severance pay fund	3,199	2,967
Other long-term receivables	2,391	346
Property and equipment, net	1,738	1,832
Operating lease right-of-use assets	6,147
Total non-current assets	13,475	5,145
Total assets	96,325	89,531
CURRENT LIABILITIES:
Trade payables	1,765	1,559
Employees and payroll accruals	3,559	3,420
Deferred revenues and advances from customers	888	266
Operating lease liabilities	1,176
Other liabilities and accrued expenses	3,228	2,281
Total current liabilities	10,616	7,526
NON-CURRENT LIABILITIES:
Deferred revenues	206	100
Accrued severance pay	3,762	3,425
Operating lease liabilities	5,236
Other liabilities and accrued expenses	1,150
Total non-current liabilities	10,354	3,525
Total liabilities	20,970	11,051
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Share capital: Ordinary Shares of NIS 0.20 par value: Authorized: 20,000,000 shares at June 30, 2019 and December 31, 2018; 13,773,503 and 13,735,759 shares issued and 13,737,471 and 13,699,727 shares outstanding at June 30, 2019 and December 31, 2018, respectively	645	643
Additional paid-in capital	136,702	135,730
Accumulated other comprehensive loss	(2,631)	(2,612)
Accumulated deficit	(59,361)	(55,281)
Total shareholders' equity	75,355	78,480
Total liabilities and shareholders' equity	$ 96,325	$ 89,531